CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 82,003	$ 19,685
Accounts receivable, trade	691	534
Inventories	2,307	1,964
Prepaid expenses and other assets	845	797
Restricted cash, current	600	0
Total current assets	86,446	22,980
FIXED ASSETS:
Vessels	333,078	284,108
Accumulated depreciation	(26,984)	(18,736)
Vessels' net book value	306,094	265,372
Property and equipment, net	1,089	321
Total fixed assets	307,183	265,693
OTHER NON-CURRENT ASSETS:
Restricted cash, non-current	9,270	9,870
Prepaid charter revenue	6,364	18,166
Total Assets	409,263	316,709
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred financing costs	5,804	0
Accounts payable, trade and other	1,807	1,739
Due to related parties, current	136	170
Accrued liabilities	1,052	898
Deferred revenue, current	491	972
Total current liabilities	9,290	3,779
Long-term bank debt, net of current portion and unamortized deferred financing costs	92,494	98,102
Related party financing, non-current	50,867	50,233
Deferred revenue, non-current	0	50
Other liabilities, non-current	169	80
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 73,158,991 and 35,051,567 issued and outstanding as at December 31, 2014 and 2013, respectively	731	350
Additional paid-in capital	372,197	276,236
Other comprehensive loss	(68)	0
Accumulated deficit	(116,417)	(112,121)
Total stockholders' equity	256,443	164,465
Total liabilities and stockholders' equity	$ 409,263	$ 316,709